Accounts receivable, prepaids and other	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable, prepaids and other	Accounts receivable, prepaids and other

	2022	2021
	$	$

Supplier advances	12,805	7,291
Current portion of derivative instruments (Note 14)	5,009	12,823
Prepaid expenses	4,062	4,151
Other receivables	6,935	7,847
	28,811	32,112